Note 9 - Financial Instruments (Details) - Gain or Loss on Derivatives Not Designated as Hedging Instruments (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Gain or Loss on Derivatives Not Designated as Hedging Instruments [Abstract]
Interest rate – Fair value	$ 341,902	$ 882,937
Interest rate contracts - Realized loss	(437,767)	(884,964)
Total loss on derivatives	$ (95,865)	$ (2,027)